ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Summary of Effects of Variation in Prices of Price Index

	As of December 31,
Variation in Prices	2021	2022	2023
Annual	50.9%	94.8%	211.4%
Accumulated 3 years	216.1%	300.3%	815.6%

Summary of effect of insurance contracts initially recognized

	January 1, 2022
	Insurance contracts under IFRS 4	Re-measured	Insurance contracts under IFRS 17
Assets	5,229,639	(4,843,303)	386,336
Liabilities	(4,958,210)	4,808,718	(149,492)
Total	271,429	(34,585)	236,844

Summary of Subsidiaries Included in Consolidation Process

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2023		12/31/2022		12/31/2021
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.90	% (1)	99.90	% (1)
IUDÚ Compañia Financiera S.A	Financial Company	—	% (2)	99.90%		99.90%
Tarjeta Automática S.A.	Credit Card	—	% (2)	99.91%		99.99%
Supervielle Asset Management S.A.	Asset Management and Other Services	100.00%		100.00%		100.00%
Sofital S.A.U.F.e.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		100.00%
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Portal Integral de Inversiones S.A.U.	Representations	100.00%		100.00%		100.00%
IOL Holding S.A.	Financial Company	100.00%		100.00%		100.00%
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		100.00%		100.00%
Bolsillo Digital S.A.U.	Fintech	100.00%		100.00%		100.00%
Supervielle Agente de Negociación S.A.U.	Financial Broker	100.00%		100.00%		100.00%
Dólar IOL S.A.U.	Financial Company	100.00%		100.00%		100.00%
(1)	Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99.87%, as of 12/31/2023, 12/31/2022 and 12/31/2021 respectively.
(2)	On June 8, 2023, a definitive merger commitment between Banco Supervielle S.A. IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A.was signed. Refer to note 33 of the consolidated financial statements for more detail on the agreement.

Summary of Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2023	12/31/2022	12/31/2021
Cash and due from banks	229,098,272	150,719,643	197,594,880
Debt securities at fair value through profit or loss	20,598,059	17,471,554	63,109,218
Money Market Funds	3,020,560	1,217,168	10,619,154
Cash and cash equivalents	252,716,891	169,408,365	271,323,252

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2023	12/31/2022	12/31/2021
Cash and due from Banks
As per Statement of Financial Position	229,098,272	150,719,643	197,594,880
As per the Statement of Cash Flow	229,098,272	150,719,643	197,594,880
Debt securities at fair value through profit or loss
As per Statement of Financial Position	46,415,822	69,707,595	119,850,286
Securities not considered a cash equivalents	(25,817,763)	(52,236,041)	(56,741,068)
As per the Statement of Cash Flow	20,598,059	17,471,554	63,109,218
Money Market Funds
As per Statement of Financial Position – Other financial assets	46,499,784	25,246,191	84,456,802
Other financial assets not considered a cash equivalents	(43,479,224)	(24,029,023)	(73,837,648)
As per the Statement of Cash Flow	3,020,560	1,217,168	10,619,154

Summary of reconciliation of financing activities

Reconciliation of liabilities from financing activities at December 31, 2023, 2022 and 2021 is as follows:

		Cash Flows		Other non-cash
Items	12/31/2022	Inflows	Outflows	movements	12/31/2023
Unsubordinated debt securities	1,748,271	34,552	(1,782,823)	—	—
Financing received from the Argentine Central Bank and other financial institutions	17,219,834	137,801,435	(152,329,300)	—	2,691,969
Lease Liabilities	4,884,311	—	(5,004,160)	2,977,354	2,857,505
Total	23,852,416	137,835,987	(159,116,283)	2,977,354	5,549,474

		Cash Flows		Other non-cash
Items	12/31/2021	Inflows	Outflows	movements	12/31/2022
Unsubordinated debt securities	6,425,358	—	(4,677,087)	—	1,748,271
Financing received from the Argentine Central Bank and other financial institutions	37,928,009	522,953,299	(543,661,474)	—	17,219,834
Lease Liabilities	8,239,249	—	(7,927,034)	4,572,096	4,884,311
Total	52,592,616	522,953,299	(556,265,595)	4,572,096	23,852,416

		Cash Flows		Other non-cash
Items	12/31/2020	Inflows	Outflows	movements	12/31/2021
Unsubordinated debt securities	38,700,661	13,661,245	(45,936,548)	—	6,425,358
Subordinated debt securities	10,442,289	—	(10,442,289)	—	—
Financing received from the Argentine Central Bank and other financial institutions	53,584,358	196,241,415	(211,897,764)	—	37,928,009
Lease Liabilities	10,819,781	—	(14,721,681)	12,141,149	8,239,249
Total	113,547,089	209,902,660	(282,998,282)	12,141,149	52,592,616

Summary of risk rating matrix by industry

RISK RATING BY INDUSTRY
Agriculture	Low	Utilities (Power generation)	Medium
Food and Drinks	Low	Utilities (Trans. And dist. of energy)	Medium
Financial	Low	Chemicals and plastics	Medium
Supermarkets	Low	Auto Parts/Dealers	Medium
Utilities (water and waste)	Low	Cargo transportation	Medium
Oil and mining	Low	Construction	Medium
Pharmaceutical	Low	Art.Home	Medium
IT/Communications	Low	Insurance	Medium
Cleaning	Low	Paper, cardboard, wood, glass	Medium
Oil Industry	Low	Dairy industry	Medium
Wine industry	Low	Private construction	Medium
Citrus Industry	Low	Iron and steel industry	Medium
Automotive terminals	Low	Machinery and equipment	Medium
RISK RATING BY INDUSTRY
SGR	Low	Professionals	Medium
Others	Low	Home Appliances (Product.)	Medium
Sugar Industry	Medium	Appliances (Commercial)	Medium
Public Construction	High	Health	High
Textile	Medium	Tourism and gastronomy	Medium
Real Etate	Medium	Passenger Transport	Medium
Sports	Medium	Refrigerators	Medium
Entertaiment	Medium

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Personal and Business Banking	Probability of Default (PD)	Personal loans (1)
Credit card loans (1)
Mortgage loans
Automobile and other secured loans
Refinancing
Other financings
	Loss Given Default (LGD)	Personal loans (1)
Credit card loans (1)
Automobile and other secured loans
Overdrafts
Mortgage loans
Group	Parameter	Grouping
Refinancing
Other financings

Group	Parameter	Grouping
Corporate Banking	Probability of Default (PD) (2)	Medium companies
Small companies
Financial sector
	Severidad (LGD)	Secured loans
Unsecured loans

(1)	For credit cards and personal loans, Grupo Supervielle includes an additional layer of analysis: senior citizens, high income, open market, high income payroll, non- high income open market, non-high income payroll, Personal and Business Banking, former senior citizens and former payroll.

(2)	Probability of default within Corporate Banking is calculated by grouping clients based on the client size for Stage 1 facilities. For Stage 2 and Stage 3, Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to form a larger group.

Summary of Scenario Probabilities

The most significant assumptions used to calculate ECL as of December 31, 2023 are as follows:

Parameter	Industry / Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
	Personal and Business Banking	Inflation Rate	205.6%	173.9%	301.7%
Probability of Default		Private Sector Real Wage	(0.2)%	2.9%	(5.0)%
	Corporate Banking	Private Sector Real Wage	(0.2)%	2.9%	(5.0)%
		Monthly Economic Activity Estimator	145	150	141
	Personal and Business Banking	Private Sector Real Wage	(0.2)%	2.9%	(5.0)%
Loss Given Default		Monetary Policy Rate	105.0%	94.5%	154.1%
	Corporate Banking	Private Sector Real Loans	245.2%	109.4%	193.7%
		Exchange rate	2,011	1,857	3,374

Summary of Scenario Probabilities

Scenario 1	60%
Scenario 2	20%
Scenario 3	20%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2023
Reported ECL Allowance	17,448,828
Gross carrying amount	499,903,912
Reported Loss rate	3.49%
Irregular Portfolio Coverage	236.48%
ECL amount by scenarios
Favorable scenario (Allowances for loan losses)	15,715,368
Unfavorable scenario (Allowances for loan losses)	19,595,418

Loss Rate by scenarios
Favorable scenario	3.14%
Unfavorable scenario	3.92%

Coverage Ratio by Scenario
Favorable scenario	212.98%
Unfavorable scenario	265.57%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Land	Not depreciated
Construction in progress	Not depreciated

Summary of movement in investment properties

	12/31/2023	12/31/2022
Income derived from rents (rents charged)	89,087	228,579
Direct operating expenses of properties that generated income derived from rents	(15,681)	(17,655)
Fair value remeasurement	(7,012,278)	(2,503,275)
Total	(6,938,872)	(2,292,351)